Financial Instruments (Details 1) - Level 2 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Opening balance at January 1, 2019	$ 140
Amounts transferred to the statement of comprehensive loss as finance income	(62)
Closing balance at December 31, 2019	$ 78